Subsequent Events (Tables) - Angel Studios, Inc. CIK: 0001671941	12 Months Ended
Dec. 31, 2023
Subsequent Events
Schedule representing maturities of the operating lease liability for the renewed lease

Year Ending December 31:	Amount
2024	$418,870
2025	364,701
2026	377,100
2027	281,442
Total Lease Payments	1,442,113
Less: Interest	(116,329)
Present value of lease liabilities	$1,325,784

Subsequent Event
Subsequent Events
Schedule representing maturities of the operating lease liability for the renewed lease

The following schedule represents maturities of the operating lease liability for the renewed lease as of March 1, 2024:

Year Ending December 31:	Amount
2024	$347,280
2025	434,096
2026	455,798
2027	478,584
2028	502,512
2029	84,422
Total Lease Payments	2,302,692
Less: Interest	(250,459)
Present value of lease liabilities	$2,052,233